Dividend	12 Months Ended
Sep. 30, 2025
Dividend
Dividend

Note 14. Dividend

During the year ended September 30, 2024, the board of directors of the subsidiary resolved to declare a dividend totaling HK$7,327,215 (US$936,158) to its shareholders. During the year ended September 30, 2025, the board of directors resolved not to declare any dividend.